PROMISSORY NOTES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Promissory Notes
SCHEDULE OF PROMISSORY NOTES

Table 11.1: Details of Promissory Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	$2,498,369	$(11,380)	$2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	—	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	3,205,594	(67,441)	3,138,153	15.8%
Conversion to equity	(456,500)	—	(456,500)	24.0%
Repayment	(50,000)	—	(50,000)	24.0%
Amortization	—	37,973	37,973
Balance as of June 30, 2025	2,699,094	(29,468)	2,669,626	14.3%
Repayment	(31,579)	—	(31,579)	12.0%
Amortization	—	20,616	20,616
Balance as of September 30, 2025	2,667,515	(8,852)	2,658,663	14.3%
Conversion to a convertible note	(166,666)	-	(166,666)	10.0%
Amortization	—	7,665	7,665
Balance as of December 31, 2025	2,500,849	(1,187)	2,499,662	14.3%
Amortization	—	1,187	1,187
Balance as of March 31, 2026	$2,500,849	$—	$2,500,849	14.3%

Table 13.1: Details of Promissory Notes
	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	$2,498,369	$(11,380)	$2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	—	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	3,205,594	(67,441)	3,138,153	15.8%
Conversion to equity	(456,500)	—	(456,500)	24.0%
Repayment	(50,000)	—	(50,000)	24.0%
Amortization	—	37,973	37,973
Balance as of June 30, 2025	2,699,094	(29,468)	2,669,626	14.3%
Repayment	(31,579)	—	(31,579)	12.0%
Amortization	—	20,616	20,616
Balance as of September 30, 2025	2,667,515	(8,852)	2,658,663	14.3%
Conversion to a convertible note	(166,666)	-	(166,666)	10.0%
Amortization	—	7,665	7,665
Balance as of December 31, 2025	$2,500,849	$(1,187)	$2,499,662	14.3%

SCHEDULE OF LOANS PAYABLE

Table 11.2: Details of Loans Payable

	March 31, 2026	December 31, 2025	Weighted Average Interest Rate	Maturity (Calendar Year)
Note issued in 2017	$250,000	$250,000	4.0%	2020
Note issued in 2020	300,000	300,000	24.0%	2021
Note issued in 2021	400,000	400,000	24.0%	2021 - 2022
Notes issued in 2023	611,111	611,111	24.0%	2023
Notes issued in 2024	319,180	319,180	10.7%	2025
Notes issued in 2025	620,558	620,558	12.0%	2025 -2026
Funded loans payable	2,500,849	2,500,849	17.3%
Less: Unamortized debt-issuance costs and discounts	-	(1,187)
Total loans payable	$2,500,849	$2,499,662

Table 13.2: Details of Loans Payable
	As of December 31,		Weighted Average	Maturity
	2025	2024	Interest Rate	(Calendar Year)
Note issued in 2017	$250,000	$250,000	4.0%	2020
Note issued in 2020	300,000	300,000	24.0%	2021
Note issued in 2021	400,000	400,000	24.0%	2021 - 2022
Notes issued in 2023	611,111	1,067,611	24.0%	2023
Notes issued in 2024	319,180	480,758	10.7%	2025
Notes issued in 2025	620,558	-	12.0%	2025 -2026
Funded loans payable	2,500,849	2,498,369	17.3%
Less: Unamortized debt-issuance costs and discounts	(1,187)	(11,380)
Total loans payable	$2,499,662	$2,486,989